Fair Value Measurement - Schedule of Warrant’s Fair Value (Details)		Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants		4.26
Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			3.88
Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			4.86
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants		52.71
Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			41.06
Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			43.11
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants
Life of warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants		4.07
Life of warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			1
Life of warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants			5.07
Fair value of underlying ordinary shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	[1]	1.18	3.71

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.